Quarterly Holdings Report
for
Fidelity® Series Canada Fund
January 31, 2025
SAD-NPRT1-0425
1.9883884.107
Common Stocks - 99.2%
	Shares	Value ($)
BRAZIL - 2.3%
Materials - 2.3%
Metals & Mining - 2.3%
Wheaton Precious Metals Corp	2,068,100	129,036,576
CANADA - 93.6%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Quebecor Inc Class B	840,900	18,665,451
Quebecor Inc Multiple Voting Shares	1,897,590	42,133,849
TELUS Corp	2,005,400	29,087,166
		89,886,466
Consumer Discretionary - 5.6%
Broadline Retail - 2.8%
Dollarama Inc	1,673,600	158,372,180
Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International Inc	1,692,000	104,033,523
Specialty Retail - 0.8%
Diversified Royalty Corp (b)(c)	10,614,700	20,377,068
Pet Valu Holdings Ltd (b)	1,342,700	23,558,572
		43,935,640
Textiles, Apparel & Luxury Goods - 0.1%
Canada Goose Holdings Inc Subordinate Voting Shares (b)(d)	582,932	6,385,439
TOTAL CONSUMER DISCRETIONARY		312,726,782

Consumer Staples - 8.5%
Beverages - 0.0%
GURU Organic Energy Corp (d)	1,074,934	1,331,325
Consumer Staples Distribution & Retail - 8.1%
Alimentation Couche-Tard Inc	5,183,140	273,716,582
Metro Inc/CN	2,084,800	130,265,035
North West Co Inc/The	1,338,600	42,773,306
		446,754,923
Personal Care Products - 0.4%
Jamieson Wellness Inc (e)(f)	993,600	22,595,025
TOTAL CONSUMER STAPLES		470,681,273

Energy - 16.9%
Energy Equipment & Services - 0.5%
Pason Systems Inc	3,312,100	30,082,031
Oil, Gas & Consumable Fuels - 16.4%
Cameco Corp	1,671,400	82,652,849
Canadian Natural Resources Ltd	8,229,800	250,005,622
Enbridge Inc (b)	672,800	29,095,180
Imperial Oil Ltd	1,138,800	75,747,615
Parkland Corp	2,276,000	50,661,300
PrairieSky Royalty Ltd	9,443,680	175,832,374
South Bow Corp	2,731,600	65,369,696
Suncor Energy Inc	4,805,100	180,288,370
		909,653,006
TOTAL ENERGY		939,735,037

Financials - 31.2%
Banks - 17.8%
Bank of Montreal (b)	3,166,600	313,489,806
Canadian Imperial Bank of Commerce (b)	1,825,000	114,961,124
Royal Bank of Canada	2,465,400	300,560,479
Toronto Dominion Bank	4,496,330	256,504,435
		985,515,844
Capital Markets - 6.8%
Brookfield Asset Management Ltd Class A (b)	1,901,072	113,775,238
Brookfield Corp Class A	2,681,188	163,931,858
TMX Group Ltd	3,145,000	97,335,191
		375,042,287
Insurance - 6.6%
Definity Financial Corp	2,335,324	91,831,813
Intact Financial Corp	646,400	114,816,225
Sun Life Financial Inc	2,791,600	160,982,555
		367,630,593
TOTAL FINANCIALS		1,728,188,724

Health Care - 0.6%
Health Care Providers & Services - 0.6%
Andlauer Healthcare Group Inc Subordinate Voting Shares	1,150,432	36,143,204
Industrials - 10.0%
Ground Transportation - 7.6%
Canadian National Railway Co	1,117,500	116,736,402
Canadian Pacific Kansas City Ltd	3,868,121	307,405,632
		424,142,034
Professional Services - 2.4%
Thomson Reuters Corp	795,800	133,731,196
TOTAL INDUSTRIALS		557,873,230

Information Technology - 12.0%
IT Services - 5.6%
Shopify Inc Class A (d)	2,652,700	309,577,491
Software - 6.4%
ApplyBoard Inc (d)(g)(h)	10,248	227,096
ApplyBoard Inc (d)(g)(h)	2,527	55,998
Computer Modelling Group Ltd	1,872,200	13,307,067
Constellation Software Inc/Canada	85,100	278,310,113
Constellation Software Inc/Canada warrants 3/31/2040 (d)(h)	47,800	3
Dye & Durham Ltd (c)	4,001,100	40,909,861
Lumine Group Inc Subordinate Voting Shares (d)(f)	864,740	22,937,164
		355,747,302
TOTAL INFORMATION TECHNOLOGY		665,324,793

Materials - 7.2%
Chemicals - 1.7%
Nutrien Ltd	1,802,178	93,013,639
Containers & Packaging - 1.0%
CCL Industries Inc Class A	146,200	7,191,549
CCL Industries Inc Class B	940,100	46,696,129
		53,887,678
Metals & Mining - 4.1%
Franco-Nevada Corp	1,582,019	215,061,406
Triple Flag Precious Metals Corp	884,230	14,139,405
		229,200,811
Paper & Forest Products - 0.4%
Stella-Jones Inc	548,700	26,476,988
TOTAL MATERIALS		402,579,116

TOTAL CANADA		5,203,138,625
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp (b)	4,248,100	33,555,708
UNITED STATES - 2.7%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
BRP Inc Subordinate Voting Shares	591,200	28,271,510
Industrials - 2.2%
Commercial Services & Supplies - 2.2%
GFL Environmental Inc Subordinate Voting Shares	2,864,314	123,571,396
TOTAL UNITED STATES		151,842,906
TOTAL COMMON STOCKS (Cost $3,560,063,758)		5,517,573,815

Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Cineplex Inc 7.75% 3/1/2030 (e) (Cost $5,310,319)	CAD	7,840,000	6,796,986

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (d)(g)(h)	12,606	280,357
ApplyBoard Inc Series A2 (d)(g)(h)	9,868	219,662
ApplyBoard Inc Series A3 (d)(g)(h)	563	12,543
ApplyBoard Inc Series D (d)(g)(h)	27,521	1,011,122
ApplyBoard Inc Series SEED (d)(g)(h)	3,768	83,612

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,705,692)		1,607,296

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	6,633,537	6,634,864
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	168,768,438	168,785,315
TOTAL MONEY MARKET FUNDS (Cost $175,420,179)			175,420,179

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,745,499,948)	5,701,398,276
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(140,322,921)
NET ASSETS - 100.0%	5,561,075,355

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Non-income producing
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,392,011 or 0.5% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $45,532,189 or 0.8% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,890,390 or 0.0% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/30/21	269,862

ApplyBoard Inc	6/04/21 - 6/30/21	524,313

ApplyBoard Inc Series A1	6/04/21	816,255

ApplyBoard Inc Series A2	6/04/21	638,966

ApplyBoard Inc Series A3	6/04/21	36,455

ApplyBoard Inc Series D	6/04/21	2,970,033

ApplyBoard Inc Series SEED	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,620,532	65,373,667	61,359,335	62,810	-	-	6,634,864	6,633,537	0.0%
Fidelity Securities Lending Cash Central Fund	198,489,828	1,635,658,835	1,665,363,348	681,075	-	-	168,785,315	168,768,438	0.7%
Total	201,110,360	1,701,032,502	1,726,722,683	743,885	-	-	175,420,179	175,401,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Diversified Royalty Corp	22,311,557	612,614	396,114	390,152	115,947	(2,266,935)	20,377,069	10,614,700
Dye & Durham Ltd	58,339,102	-	3,330,734	47,786	(1,990,087)	(12,108,420)	40,909,861	4,001,100
GURU Organic Energy Corp	1,805,168	-	436,594	-	(5,703,875)	5,666,626	-	1,074,934
Total	82,455,827	612,614	4,163,442	437,938	(7,578,015)	(8,708,729)	61,286,930	15,690,734

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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